Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
Schedule of nature of relationships with related parties
Name	Relationship with the Company
Mr. Gang Lai	Chief Executive Officer (“CEO”), chairman of the Board of Directors
Mrs. Lin Yang	Chief Financial Officer and Director
Greatest Group (China) Financial Management Limited (“Greatest Group”)	One of the Company’s minority shareholders owns 8.7% of the ownership interest in this entity
Foshan Shangyu Investment Holding Co., Ltd (“Foshan Shangyu”)	An affiliated entity of the Company, 90% owned by and controlled by the Company’s CEO.

Schedule of due from related parties
Name	September 30, 2021	September 30, 2020
Greatest Group	$235,438	$-
Foshan Shangyu	1,544	-
Total due from related parties	$236,982	$-

Schedule of due to related parties
Name	September 30, 2021	September 30, 2020
Mr. Gang Lai	$-	$956,492
Mrs. Lin Yang	19,723	-
Total due to related parties	$19,723	$956,492